Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

8 Share-based Compensation

Share-based compensation expense is included in the following line items in our statement of operations:

	2018	2017	2016
Cost of revenue	40	33	49
Research and development	133	122	123
Selling, general and administrative	141	126	166
	314	281	338

The income tax (expense) benefit recognized in net income related to share-based compensation expenses was $27 million (includes $4 million of excess tax benefits), $51 million (includes $27 million of excess tax benefits) and $58 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Long Term Incentive Plans (LTIP’s)

The LTIP was introduced in 2010 and is a broad-based long-term retention program to attract, retain and motivate talented employees as well as align stockholder and employee interests. The LTIP provides share-based compensation (“awards”) to both our eligible employees and non-employee directors. Awards that may be granted include performance shares, stock options and restricted shares. On July 26, 2018, the Company granted PSU awards to certain executives of the Company with a performance measure of Relative Total Shareholder Return (“Relative TSR”). Each PSU, which cliff vests on the third anniversary of the date of grant, entitles the grant recipient to receive from 0 to 2 common shares for each of the target units awarded based on the Relative TSR of the Company's share price as compared to a set of peer companies. The Company estimates the fair value of the PSUs using a Monte Carlo valuation model, utilizing assumptions underlying the Black-Scholes methodology. The grant date fair value was $121.37 per PSU. The fair value of the PSUs is recognized as compensation cost over the service period of 3 years. Awards granted generally will become fully vested upon a termination event occurring within one year following a change in control, as defined. A termination event is defined as either termination of employment or services other than for cause or constructive termination of resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation. The number of shares authorized and available for awards at December 31, 2018 was 2.5 million.

A charge of $307 million was recorded in 2018 for the LTIP (2017: $272 million; 2016: $331 million).

A summary of the activity for our LTIP’s during 2018 is presented below.

Stock options

The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated using the Black-Scholes formula, using the following assumptions:

•

an expected life varying from 5.76 to 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data at the grant date of the options;

•	a risk-free interest rate varying from 0.8% to 2.1% (2017: 0.8% to 2.8%; 2016: 0.8% to 2.8%);
•	no expected dividend payments; and
•	a volatility of 40-50% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Above assumptions were valid at the moment NXP granted option. Changes in the assumptions can materially affect the fair value estimate.

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2018	2,981,033	48.39
Granted	-	-
Exercised	803,391	37.13
Forfeited	73,554	73.43
Outstanding at December 31, 2018	2,104,088	51.81	4.7	49
Exercisable at December 31, 2018	1,583,001	43.14	4.1	48

No options were granted in 2018 and 2017; the weighted average per share grant date fair value of stock options granted in 2016: $34.59.

The intrinsic value of the exercised options was $59 million (2017: $311 million; 2016: $145 million), whereas the amount received by NXP was $30 million (2017: $137 million; 2016: $88 million). The tax benefit realized from stock options exercised during fiscal 2018, 2017, and 2016 was $34 million, $83 million, and $79 million, respectively.

At December 31, 2018, there was a total of $7 million (2017: $25 million) of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 0.8 years (2017: 1.2 years).

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2018	282,938	74.31
Granted	-	-
Vested	41,335	63.53
Forfeited	19,107	86.36
Outstanding at December 31, 2018	222,496	75.28

In 2018, the weighted average grant date fair value of performance share units granted was $121.18 (2017: no PSU’s granted; 2016: $82.53).

Market performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2018	37,791	40.28
Granted	1,484,882	121.18
Vested	37,791	40.28
Forfeited	5,896	121.37
Outstanding at December 31, 2018	1,478,986	121.18

The fair value of the performance share units at the time of vesting was $6 million (2017: $39 million; 2016: $147 million).

At December 31, 2018, there was a total of $143 million (2017: $4 million; 2016: $12 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 2.6 years (2017: 1.3 years; 2016: 1.8 years).

Restricted share units

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2018	6,411,610	101.13
Granted	3,552,823	84.77
Vested	3,083,601	95.61
Forfeited	369,268	102.84
Outstanding at December 31, 2018	6,511,564	94.73

The weighted average grant date fair value of restricted share units granted in 2018 was $84.77 (2017: $115.05; 2016: $98.16). The fair value of the restricted share units at the time of vesting was $263 million (2017: $328 million; 2016: $334 million).

At December 31, 2018, there was a total of $484 million (2017: $483 million; 2016: $422 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 1.5 years (2017: 1.6 years; 2016: 1.6 years).

Management Equity Stock Option Plan (“MEP”)

Awards are no longer available under these plans. Current employees who owned vested MEP Options could have exercised such MEP Options during the five-year period subsequent to September 18, 2013, subject to these employees remaining employed by us and subject to the applicable laws and regulations.

No charge was recorded in 2018, 2017 and 2016 for options granted under the MEP.

The following table summarizes the information about changes during 2018 regarding NXP’s MEP Options.

Stock options

	Stock options	Weighted average exercise price in EUR
Outstanding at January 1, 2018	231,924	35.72
Granted	-	-
Exercised	231,924	35.72
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2018	-	-

The intrinsic value of exercised options was $16 million (2017: $206 million; 2016: $13 million), whereas the amount received by NXP was $9 million (2017: $60 million; 2016: $7 million).

At December 31, 2018, there were no options outstanding (2017: 231,924 vested options with a weighted average exercise price of €35.72; 2016: 2,534,272 vested options with a weighted average exercise price of €23.67).